Shareholder's Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Shareholder's Equity
Shareholder's Equity

6. Shareholders' Equity

        The following tables represent changes in shareholders' equity that are attributable to our shareholders and non controlling interests for the six month periods ending June 30, 2011 and 2010.

(in thousands)	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non controlling Interests	Total Equity
Balance at December 31, 2010	$248,794	$(87,276)	$(14,779)	$—	$146,739
Consolidation of Emgergent Group non controlling interests	—	—	—	379	379
Net income (loss)	—	(7,555)	—	138	(7,417)
Dividend declared	(34,500)	—	—	—	(34,500)
Unrealized gain on cash flow hedge, net of tax	—	—	3,284	—	3,284
Cash distributions to non controlling interests	—	—	—	(147)	(147)

Balance at June 30, 2011	$214,294	$(94,831)	$(11,495)	$370	$108,338

(in thousands)	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non controlling Interests	Total Equity
Balances at December 31, 2009	$248,794	$(58,165)	$(16,638)	$—	$173,991
Net loss	—	(7,420)	—	—	(7,420)
Unrealized gain on cash flow hedge, net of tax	—	—	766	—	766

Balances at June 30, 2010	$248,794	$(65,585)	$(15,872)	$—	$167,337

8. Shareholder's Equity

Common Stock

        The Company has authorized and issued 1,000 shares of common stock with a par value of $0.01 per share.

Accumulated Other Comprehensive Loss

(in thousands)	December 31, 2010	December 31, 2009
Unrealized loss on minimum pension liability adjustment, net of tax	$(4,804)	$(3,824)
Unrealized loss on cash flow hedge, net of tax	(9,975)	(12,814)

Accumulated Other Comprehensive Loss	$(14,779)	$(16,638)